Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Sales		$ 212,400	$ 199,684	$ 411,652	$ 397,635
Cost of sales
Cost of sales, excluding depletion		62,580	56,981	118,994	115,272
Depletion		62,494	59,772	119,759	123,715
Total cost of sales		125,074	116,753	238,753	238,987
Gross margin		87,326	82,931	172,899	158,648
Other expenses (income)
General and administrative	[1]	11,972	9,069	21,729	16,967
Gain on disposal of mineral stream interest		(245,715)		(245,715)
Interest expense		5,659	6,482	11,249	12,854
Unrealized fair value losses (gains), net		295		2,165
Other income		(1,538)	(1,075)	(2,372)	(2,173)
Other expense		1,709	1,358	3,430	2,507
Foreign exchange loss (gain)		26	41	(143)	85
Total other expense (income)		(227,592)	15,875	(209,657)	30,240
Earnings before income taxes		314,918	67,056	382,556	128,408
Income tax recovery		3,224	556	3,709	428
Net earnings		$ 318,142	$ 67,612	$ 386,265	$ 128,836
Basic earnings per share		$ 0.72	$ 0.15	$ 0.87	$ 0.29
Diluted earnings per share		$ 0.72	$ 0.15	$ 0.87	$ 0.29
Weighted average number of shares outstanding
Basic		443,191	441,784	442,961	441,635
Diluted		443,770	442,370	443,453	442,168

[1]	Equity settled stock based compensation (a non-cash item) included in general and administrative expenses $ 1,394 $ 1,273 $ 2,643 $ 2,469